    As filed with the Securities and Exchange Commission on April 14, 1997
    ----------------------------------------------------------------------

                                                       Registration No. 33-71158

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                      __________________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                  ___________


                     Post-Effective Amendment No. 5

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  ___________


                           Amendment No. 7        X
                                              ----------

                       (Check appropriate box or boxes)

                      __________________________________

                   LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
              (Exact name of registrant as specified in charter)

                           1300 South Clinton Street
                          Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (219)455-2000

                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.,
                                   Suite 825
                            Washington, D.C. 20036
                       Attention: Gary O. Cohen, Esq.
                                  Bruce Rosenblum, Esq.

                         Fiscal year-end:  December 31


The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2 (b) (1), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

     It is proposed that this filing will become effective:

          ____  immediately upon filing pursuant to paragraph (b)


            x   on May 1, 1997  pursuant to paragraph (b)
          ____  60 days after filing pursuant to paragraph (a) (b)

          ____  on _________ pursuant to paragraph (a) (1)

          ____  75 days after filing pursuant to paragraph (a) (2)

          ____  on _________ pursuant to paragraph (a) (2) of Rule 485.

                   LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

                                  CONTENTS OF

           POST-EFFECTIVE AMENDMENT NO. 5 AND AMENDMENT NO. 7 TO THE
                            REGISTRATION STATEMENT
                                 on Form N-1A

This Amendment consists of the following papers and documents:

     Facing Sheet

     Contents Sheet

     Cross-reference Sheet

     Part A-

          Prospectus

     Part B-

          Statement of Additional Information

     Part C-

          Items 24 through 32.

          Signatures.

          Exhibit Index

     Exhibits

          Exhibit Index.



                   LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]


Item Number - Part A              Location in Prospectus
--------------------              ----------------------

 1.  Cover Page                   Preface

 2.  Synopsis                     Not Applicable

 3.  Condensed Financial          Preface
     Information

 4.  General Description of       Description of the Fund; Investment Policies
     Registrant                   and Techniques; Investment Restrictions;
                                  Strategic Portfolio Transactions (Prospectus and Appendix); Special Risk Factors

 5.  Management of the Fund       Description of the Fund; Investment Policies
                                  and Techniques; Management of the funds
                                  (Appendix)

 5A. Management's Discussion      Management Discussion of Fund Performance
     of Fund Performance          (Appendix)

 6.  Capital Stock and Other      Description of Shares; Sales and Redemption
     Securities                   of Shares; General Securities Information;
                                  Distribution and Federal Income Tax
                                  Considerations (All in Appendix)

 7.  Purchase of Securities       Net Asset Value; Purchase of Securities
     Being Offered                Being Offered; Sale and Redemption of Shares
                                  (All in Appendix)

 8.  Redemption or Repurchase     Sale and Redemption of Shares (Appendix)

 9.  Legal Proceedings            Not Applicable

                                  Location in Statement of
Item Number - Part B              Additional Information
--------------------              ------------------------

10.  Cover Page                   Cover Page

11.  Table of Contents            Table of Contents

12.  General Information          Not Applicable
      and History

13.  Investment Objectives        Investment Restrictions; Investment Policies
     and Policies                 and Techniques (continued) (Appendix);
                                  Strategic Portfolio Transactions (Appendix)

14.  Management of the            Directors and Officers (Appendix)
     Fund

15.  Control Persons and          See "Management of the Funds" and
     Principal                    "Description of Shares" in the Prospectus
                                  Appendix

16.  Investment Advisory          Investment Advisor and Sub-Advisor;
     and Other Services           Custodian; Independent Auditors (All in
                                  Appendix)

17.  Brokerage Allocation         Portfolio Transactions and Brokerage

18.  Capital Stock and            Not Applicable
     Other Securities

19.  Purchase, Redemption and     Purchase of Securities Being Offered; Sale
     Pricing of Securities        and Redemption of Shares; and Net Asset
     Being Offered                Value; all in the Prospectus Appendix

20.  Tax Status                   Taxes

21.  Underwriters                 Not Applicable

22.  Calculation of               Not Applicable (See the SAI for the
     Performance Data             Variable Annuity Account on Form N-4.)

23.  Financial Statements         Financial Statements

PREFACE TO THE MULTI FUND(R) PROSPECTUSES

PAGES 21 AND 22 ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING FUNDS:
Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)


                               Preface/Directory

Shares of all the funds are sold to Lincoln National Life Insurance Co. (Lincoln Life) for allocation to its Variable Annuity Account C (the variable annuity account [VAA]) to fund variable annuity contracts and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a variable account. For each fund listed above, see Description of the fund in its Prospectus for a statement of that fund's investment objective. Each of these funds is referred to individually as a fund; collectively, as the funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each fund that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate Statement of Additional Information (SAI) for each fund has been filed with the SEC. By this reference, each SAI, dated May 1, 1997, is incorporated into the Prospectus of the fund with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each fund contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the fund's 1996 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1997

DIRECTORY FOR THE FUND PROSPECTUSES

                               Preface/Directory

Subject                             Page
----------------------------------------
PREFACE                              21
DESCRIPTION OF THE FUND
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT RESTRICTIONS
Aggressive Growth Fund               26
Bond Fund                            30
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         44
Growth and Income Fund               47
International Fund                   51
Managed Fund                         54
Money Market Fund                    58
Social Awareness Fund                60
Special Opportunities Fund           62

Subject                                                  Page
-------------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                    26
Bond Fund                                                 31
Capital Appreciation Fund                                 36
Equity-Income Fund                                        39
Global Asset Allocation Fund                              45
Growth and Income Fund                                    48
International Fund                                        51
Managed Fund                                              55
Money Market Fund                                         58
Social Awareness Fund                                     60
Special Opportunities Fund                                63
-------------------------------------------------------------

APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS
Net asset value                                           65
Management of the funds                                   65
Purchase of securities being offered                      67
Sale and redemption of shares                             68
Distributions and federal income tax considerations       68
Management discussion of fund performance                 68
Description of shares                                     68
Strategic portfolio transactions-Additional information   69
Foreign investments                                       71
General information                                       72
Statement of Additional Information
Table of contents - 11 underlying funds                   73

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.


                                Equity- Income
DESCRIPTION OF THE FUND

The Equity-Income Fund (fund) was incorporated in Maryland in 1993. It is a diversified open-end management investment company whose investment objective is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the po-tential for capital appreciation. The fund pursues its objective through the policies described in Investment policies and techniques. The principal risks of this fund are those normally associated with investing in the common stock of a broad range of companies, including but not limited to the fact that shares will fluctuate in value. In addition, high-yielding, lower-quality se-curities held by the fund present higher risks of untimely interest and prin-cipal payments, defaults, and price volatility than do higher-quality securi-ties, and may present problems of liquidity and valuation. These and other risks are discussed under Special risk factors. There is no assurance that the objective of the fund will be achieved.

The fund's investment objective and certain investment policies are fundamen-tal and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. See General information in the Ap-pendix. All other investment policies are not fundamental, and may be changed by a majority vote of the Board of Directors.

Fund management expects securities selection for the fund to closely parallel that of an existing Fidelity retail fund, the Fidelity Equity-Income Fund, which has a similar objective. However, there cannot be a precise correlation, and performance of the fund is not expected to be the same as the performance of the corresponding retail fund. Selection criteria for portfolio securities and the relative weightings of the selections can differ based on asset size, timing, cash flow, expenses and other factors. Portfolio selections will be made by Fidelity Management Trust Co. (the sub-advisor), an affiliate of Fi-delity Management & Research Co. (Fidelity), which manages the Fidelity Equi-ty-Income Fund.

PORTFOLIO MANAGER

The portfolio manager for the fund is Stephen R. Petersen, Senior Vice-Presi-dent of Fidelity Management Trust Co., a wholly owned subsidiary of FMR Corp. Petersen also serves as portfolio manager for several separate institutional accounts of the sub-advisor as well as for the Fidelity Equity-Income Fund since August 1993, the Fidelity Balanced Fund since March 1996, and the Fidel-ity VIP Equity-Income Fund since January 1997. These mutual funds are advised by Fidelity.

Petersen holds undergraduate and Master's degrees from the University of Wis-consin.

INVESTMENT POLICIES AND TECHNIQUES

The fund's goal, through investing in income-producing equity securities, is to achieve a yield which exceeds the composite yield on the securities com-prising the Standard & Poor's 500 Index (S&P 500). However, the fund will also consider the potential for capital appreciation.

Normally, the fund will invest at least 65% of total assets in income-produc-ing common or preferred stock and debt convertible into common stock. The re-mainder of the fund's assets will tend to be invested in debt obligations. It is expected that the fund will invest, as is consistent with the objective, in securities of varying quality, but it is not intended that the fund will in-vest in securities of companies without proven earnings or credit.

Since capital appreciation is only a secondary consideration for the fund, the fund's total return should not be expected to be comparable to funds that have capital appreciation as a primary objective. The fund may be appropriate for you if you can afford to ride out changes in the stock market, because it in-vests primarily in common and preferred stock and debt convertible into common stock. The fund can also make temporary investments in securities such as in-vestment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when market conditions warrant.

The fund may invest in bonds rated in the lowest category of investment grade debt (i.e., BBB-rated bonds). These bonds may have speculative characteris-tics, and changes in economic conditions or other circumstances are more likely to lead to a weakened ability of the issuer of such bonds to make prin-cipal and interest payments than is the case with higher grade bonds. In addi-tion, the fund may invest in high-yielding, lower-rated debt securities (junk bonds) which are subject to greater risk than investments in higher quality securities. For a further discussion of lower-rated securities, please see Special risk factors.

                                    Equity
                                    Income

The fund may engage in short-term trading when consistent with its objective. A security may be sold and another of comparable quality simultaneously pur-chased to take advantage of what the sub-advisor believes to be a temporary disparity in the normal yield relationship of the two securities. The sub-ad-visor buys and sells securities for the fund after considering a company's ability to repay, future business conditions, interest rate levels and the availability of new investments or higher relative yields.

In addition to its primary emphasis on income-producing securities as de-scribed above, the fund may invest in the following types of securities:

Credit enhancement agreements
Loans and other direct debt instruments
Warrants

Mortgaged-backed securities
Stripped mortgage-backed securities
Asset-backed securities
Money market securities
Commercial paper
Certificates of deposit
Bankers' acceptances
Time deposits
U.S. Government obligations
Variable or floating rate instruments
Corporate obligations
Indexed securities
Zero coupon bonds

A brief description of these securities and other important information can be found in the SAI. Other than the fund's fundamental investment policies and the limitations set forth in the prospectus, SAI Appendix and this SAI, there are no limits on the percentage of the fund's assets which may be invested in any one type of instrument. The fund is not limited to just these securities, however, and may purchase other types of securities and enter into other types of transactions if they are consistent with the fund's objective and policies. The following paragraphs provide brief descriptions of some of the other secu-rities in which the fund may invest.

SHORT SALES
The fund may enter into short sales with respect to stocks underlying its con-vertible security holdings. These transactions may help to hedge against the effect of stock price declines, but may result in losses if a convertible security's price does not track the price of its underlying equity. Convert-ible securities hedged with short sales are not currently expected to exceed 15% of the fund's total assets under normal conditions.

ILLIQUID INVESTMENTS

The fund may invest up to 10% of its net assets in illiquid investments. Under the supervision of the Board of Directors, the sub-advisor determines the li-quidity of the fund's investments. The absence of a trading market can make it difficult to determine a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal ex-penses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price.

RESTRICTED SECURITIES

The fund may also purchase securities which cannot be sold to the public with-out registration under the Securities Act of 1933 (restricted securities). Un-less registered for sale, these securities can only be sold in privately nego-tiated transactions or pursuant to an exemption from registration. As a re-sult, these securities may also be considered illiquid investments, and would be subject to the limitations for such investments described above.

FOREIGN INVESTMENTS
The fund may invest up to 20% of its net assets in foreign securities, defined as those which are denominated in a foreign currency and not publicly traded in the United States. The 20% may be invested in just one country or in sev-eral countries. The fund may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Aus-tralia, Canada, France, Japan, the United Kingdom or Germany.

Investing outside the United States involves different opportunities and dif-ferent risks from U.S. investments. The fund may invest a portion of its as-sets in developing countries, or in countries with new or developing capital markets; for example, nations in Eastern Europe. The risks noted above are generally intensified for these investments. These countries may have rela-tively unstable governments, economies based on only a few industries and se-curities markets that trade a small number of securities. Securities of is-suers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain. See Foreign investments in the Appendix for a discussion of these risks, and the SAI for a discussion of how the fund intends to handle them.

BORROWING

The fund may borrow money only from banks and will not purchase securities when the amount borrowed exceeds 5% of its total assets. If the fund borrows money, its share price may be subject to greater fluctuation until the amount borrowed is paid off. Purchasing securities when the fund has borrowed money may involve an element of leverage; however, the fund may only borrow money for temporary or emergency purposes, and not for the purpose of leveraging the fund's assets. See the fund's SAI for additional information regarding limita-tions on the fund's ability to borrow money by engaging in reverse repurchase transactions.

                                    Equity-
                                    Income

SPECIAL RISK FACTORS
Lower-rated debt securities are usually defined as securities rated Ba or lower by Moody's Investors Service or BB or lower by Standard and Poor's Corp. Lower-rated debt securities are considered speculative and involve greater risk of loss than higher-rated debt securities, and are more sensitive to changes in the issuer's capacity to pay. This is an aggressive approach to in-come investing.

The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of lower-rated debt securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that de-faulted rose significantly above prior levels.

Lower-rated debt securities may be traded thinly, which can adversely affect the prices at which these securities can be sold and can result in high trans-action costs. If market quotations are not available, lower-rated debt securi-ties will be valued in accordance with standards set by the Board of Direc-tors, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more ex-tensive quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities, and the fund's ability to dis-pose of these securities.

The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty which may follow periods of rising in-terest rates. During an economic downturn or a prolonged period of rising in-terest rates, the ability of issuers of lower-rated debt to service their pay-ment obligations, meet projected goals, or obtain additional financing may be impaired.

The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of the fund's shareholders.

The considerations discussed previously for lower-rated debt securities also apply to lower-quality, unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated instruments, but they may not be attractive to as many buyers. The fund relies more on the sub-advisor's credit analysis when investing in debt instruments that are unrated.

Please refer to the SAI for a discussion of Moody's Investors Service and Standard and Poor's Corp. ratings.

PORTFOLIO TURNOVER

The frequency of portfolio transactions the fund's portfolio turnover rate will vary from year to year depending on market conditions. It is estimated that the fund's portfolio turnover rate will not exceed 100%. (A rate of port-folio turnover of 100% would occur if all of the fund's portfolio were re-placed in a period of one year.) Because a higher turnover rate increases transaction costs and may have certain tax consequences, the sub-advisor care-fully weighs the anticipated benefits of short-term investment against these consequences. During 1996 the fund's portfolio turnover was 22.17% and in 1995 it was 27.81%.

INVESTMENT RESTRICTIONS

The following summarizes the fund's principal investment limitations. The fol-lowing limitations (except Item 3) and the policies discussed previously are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances:

1. The fund will not purchase a security if, as a result, with respect to 75% of its total assets: (a) more than 5% of its total assets would be invested in the securities of any single issuer; (b) it would hold more than 10% of the outstanding voting securities of any issuer; or (c) more than 25% of its total assets would be invested in a particular industry. Limitations
   (a) through (c) do not apply to U.S. Government obligations;

2. No more than 10% of the fund's net assets may be invested in illiquid secu-rities;

3. The fund may borrow money or engage in reverse repurchase agreements for temporary or emergency purposes but not in an amount exceeding 25% of its net assets; and/or

4. The fund may temporarily lend any security or make any other loan provided that not more than 33 1/3% of the fund's total assets would be lent to other parties.

Except for Items 1(a), 1(b), 1(c) and 4, the policies described in this Pro-spectus are not fundamental, and can be changed at any time without your con-sent. See General information in the Appendix for a discussion of fundamental policies.

Additional investment restrictions can be found in the SAI.

DIVERSIFICATION

The fund qualifies as a diversified investment company under the Investment Company Act of 1940 (1940 Act). As a fundamental policy, a diversified fund may not purchase a security of any issuer (except cash items and U.S. Govern-ment securities) if, as applied to 75%

                                    Equity-
                                     Income

of the fund's total assets, a) it would cause the fund to own more than 10% of the outstanding voting securities of that issuer or b) if it would cause the fund's holdings of that issuer to amount to more than 5% of the fund's total assets. It may invest up to 25% of its total assets in the securities of one issuer. The fund does not anticipate concentrating its holdings in so few is-suers unless the sub-advisor believes a security has the potential for substan-tial income production consistent with the fund's policies and goals. The fund does intend to take advantage of the ability to invest more than 5% of its to-tal assets in the securities of one issuer. To the extent that it does so, its exposure to credit risks and/or market risks associated with that issuer in-creases.

STRATEGIC PORTFOLIO TRANSACTIONS

The portfolio manager for the fund has considerable discretion in the selection of appropriate fund investments. In the exercise of that discretion, the port-folio manager may, at any given time, invest a portion of the fund's assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.

For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associ-ated with them. Note also that the SAI booklet for the 11 funds contains defi-nitions of the more commonly used derivative transactions, technical explana-tions of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

THE EQUITY-INCOME FUND IS AUTHORIZED:
a) for derivative transactions, to: buy and sell put and call options; buy and sell futures contracts; engage in forward contracts; engage in interest rate swaps, currency swaps, and other types of swap agreements such as caps, col-lars, and floors.

The fund will not hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, the fund will not buy futures or write puts whose underlying value exceeds 25% of its total assets, and the fund will not buy calls with a value exceeding 5% of its total assets.

b) for cash enhancement transactions, to: lend portfolio securities, if such loans of securities do not exceed one-third of the fund's total assets, and en-gage in repurchase and reverse repurchase transactions. Collateral will be con-tinually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

                                    Appendix
APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix constitutes part of the Prospectuses of Lincoln National Aggres-sive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Ap-preciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income
Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allo-cation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income
Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities Fund). Unless otherwise indicated, the following information ap-plies to each fund.

NET ASSET VALUE

Each fund's net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock Exchange (NYSE) on each day it is open for trading. The net asset value per share for all funds except the Money Market Fund is determined by adding the values of all securi-ties and other assets, subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding. Debt securities and other as-sets of the fund, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

When market quotations are not readily available, debt securities and other as-sets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of each fund's Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity secu-rities is based on the last sale prices of those securities on national securi-ties exchanges or over-the-counter, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value. See the SAI Appendix for a dis-cussion of the methodology utilized to value short-term investments (other than for the Money Market Fund), options, futures and options thereon, and foreign securities.

MONEY MARKET FUND. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, under Rule 2a-7, as amended (the Rule) under the Investment Company Act of 1940 (1940 Act). Under the Rule, the fund's net asset value using the amortized cost method must fairly reflect market value. The Board of Directors of the fund has established procedures to assist fund management and the investment advisor in complying with the requirements of the Rule, which imposes specific standards for the ma-turity, quality and diversification of portfolio securities. The Rule also as-signs certain specific duties to fund management and the Board.

MANAGEMENT OF THE FUNDS

The business and affairs of each fund are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each fund, to declare and pay dividends and to exercise all the powers of the fund except those granted to the shareholder. Lincoln Life is the sole shareholder of each fund.

INVESTMENT ADVISOR. Lincoln Investment is the investment advisor to the funds and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. Lin-coln Investment (the advisor) is registered with the Securities and Exchange Commission (the Commission or SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The advisor is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance and financial services. Directors, officers and employ-ees of the advisor and each fund are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Code of Ethics adopted by the advisor and each fund. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Under advisory agreements described in the Prospectus for the variable account, the advisor provides portfolio management and investment advice to the funds and administers their other affairs, subject to the supervision of each fund's Board of Directors.

As compensation for its services to each fund, the advisor is paid a monthly investment advisory fee at an annual rate based on the average daily net asset value of each fund, as shown in the following chart:

                                    Appendix

                         First        Next         In excess of
Fund                     $200 million $200 million $400 million
                          ...Of average daily net asset value
---------------------------------------------------------------
Aggressive Growth         .75 of 1%    .70 of 1%    .65 of 1%
Capital Appreciation      .80 of 1     .80 of 1     .80 of 1
Equity-Income             .95 of 1     .95 of 1     .95 of 1
Global Asset Allocation   .75 of 1     .70 of 1     .68 of 1
International             .90 of 1     .75 of 1     .60 of 1
All other funds           .48 of 1     .40 of 1     .30 of 1

The advisory fees for the
Capital Appreciation, Equi-
ty-Income, and International
funds reflect the more ex-
tensive services and in-
creased expense associated
with portfolios of securi-
ties issued outside the
United States.

--------------------------------------------------------------------------------
FUND EXPENSES (see accompanying text below)

                         1996 ratio of the advisor's
                         compensation to average     1996 ratio of total expenses
Fund                     net assets                  to average net assets
---------------------------------------------------------------------------------
Aggressive Growth        .75%                         .82%
Bond                     .46                          .51
Capital Appreciation     .80                          .93
Equity-Income            .95                         1.08
Global Asset Allocation  .73                         1.00
Growth and Income        .33                          .36
International            .82                         1.19
Managed                  .39                          .43
Money Market             .48                          .57
Social Awareness         .42                          .46
Special Opportunities    .40                          .44

Expenses specifically assumed by each fund include: compensation and expenses of Directors of the fund who are not interested persons of the fund as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current contract owners; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the fund; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the fund (other than legal services provided by personnel of the advisor or its affiliated com-panies); the fees of any trade association of which the fund is a member; and expenses of shareholder and Director meetings.

SUB-ADVISORS. As advisor, Lincoln Investment is primarily responsible for in-vestment decisions affecting each of the funds. However, Lincoln Investment has entered into sub-advisory agreements with several professional investment man-agement firms. These firms provide some or substantially all of the investment advisory services required by a number of the funds, including day-to-day in-vestment management of those funds' portfolios. Each sub-advisor makes invest-ment decisions for its respective fund in accordance with that fund's invest-ment objectives and places orders on behalf of that fund to effect those deci-sions. See the following tables for more information about the sub-advisors and their fees:

                                    Appendix

                                      Date of
Fund           Sub-advisor            agreement Annual fee rate based on average daily net asset value
-------------------------------------------------------------------------------------------------------
Aggressive     Lynch & Mayer          12/20/93  .50 of 1% of the first $150 million .35 of 1% of the
Growth         520 Madison Avenue               excess over $150 million
               New York, NY 10022
Capital        Janus                  1/1/94    .60 of 1% of the first $100 million .55 of 1% of the
Appreciation   100 Fillmore Street              excess over $100 million
               Denver, CO 80206
Equity-        Fidelity               12/20/93  .75 of 1%
Income         82 Devonshire Street
               Boston, MA 02108
Global Asset   Putnam                 6/8/87    the greater of (a) $40,000; or (b) .47 of 1% of the
Allocation     One Post Office Square           first $200 million; .42 of 1% of the next $200 million;
               Boston, MA 02104                 and .40 of 1% of any excess over $400 million
International  Clay Finlay            8/29/96   .665 of 1% of the first $50 million; .475 of 1% of the
               200 Park Avenue                  next $50 million; and .250 of 1% of any
               New York, NY 10166               excess over $100 million

--------------------------------------------------------------------------------
                                                Annual fee rate based on market value of securities
                                                held in the portfolio of each respective client fund at
                                      Date of   the close of business on the last trading day of each
Fund           Sub-advisor            agreement calendar quarter
-------------------------------------------------------------------------------------------------------
Growth and     Vantage                8/21/85   .20 of 1%
Income         630 5th Avenue
               New York, NY 10111
Managed        Vantage                8/21/85   .20 of 1%
               (stock portfolio only)
Social
Awareness      Vantage                4/30/88   .20 of 1%
Special
Opportunities  Vantage                8/21/85   .20 of 1%

No additional compensation from the assets of the funds will be assessed as a result of the sub-advisory agreements; the sub-advisors are paid by Lincoln In-vestment. (There is no sub-advisor for the Bond and Money Market Funds.)

SERVICE MARKS. The service mark for the funds and the name Lincoln National have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the advisor should not be the investment advisor of the funds.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective sub-advisor to withdraw its permis-sion in the event it ceases to be the sub-advisor to the particular fund it ad-vises.

PURCHASE OF SECURITIES BEING OFFERED

Shares of the funds' common stock ($0.01 par value) will be sold to Lincoln Life for allocation to the variable annuity account (VAA), which has been es-tablished for the purpose of funding variable annuity contracts; shares in the funds will also be sold to Lincoln Life for allocation to one or more of the variable life accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each fund are sold and redeemed at their net asset value per share determined daily. See Sale and redemption of shares. Also see Net asset value. The funds' shares are sold to Lincoln Life for the variable accounts on a no-load basis - that is, without the imposition of a sales charge.

                                    Appendix

SALE AND REDEMPTION OF SHARES

The shares of each fund are sold and redeemed by the fund at their net asset value per share next determined after receipt by Lincoln Life of a purchase or redemption order in acceptable form. Redemption of fund shares held by Lincoln Life for its own account will be effected at the fund's net asset value per share next determined after receipt of the redemption request by the fund. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as de-termined by the Commission, as a result of which (a) disposal by each fund of securities owned by it is not reasonably practicable, or (b) it is not reasona-bly practicable for each fund to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the funds.

DISTRIBUTION AND FEDERAL INCOME TAX CONSIDERATIONS

Each fund's policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to Lincoln Life for the variable ac-counts, will be reinvested automatically in additional shares of that fund, at its net asset value per share.

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated in-vestment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the 4% nondeduct-ible Federal excise tax, the funds will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.

Each fund is subject to asset diversification requirements under Section 817(h) of the code and the related regulation that the United States Treasury Depart-ment has adopted. Each fund intends to comply with these diversification re-quirements.

Since the sole shareholder of the funds is Lincoln Life, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annu-ity or life insurance contracts, including the failure of a fund to comply with the diversification requirements discussed above, see the Prospectus for the variable account at the front of this booklet.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

In the Annual Report for the funds, the portfolio manager for each fund dis-cusses that fund's performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

DESCRIPTION OF SHARES

The authorized capital stock of each fund consists of 50 million shares of com-mon stock (150 million for the Growth and Income Fund and 100 million each for the Equity-Income Fund, International Fund and Managed Fund), $0.01 par value. As of April 1, 1997, each fund had the following number of shares issued and outstanding:

Aggressive Growth        19,033,638
Bond                     22,323,906
Capital Appreciation     21,172,476
Equity-Income            32,730,897
Global Asset Allocation  25,529,165
Growth and Income        79,849,479
International            31,897,933
Managed                  44,089,292
Money Market              9,655,455
Social Awareness         27,849,619
Special Opportunities    24,121,470

Fund shares will be owned by Lincoln Life and will be held by it in the vari-able accounts. As sole shareholder of each fund, Lincoln Life may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the variable accounts, Lincoln Life provides to contractowners of the variable accounts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law. Lincoln Life will vote for or against any proposition, or will abstain from voting, any fund shares attributable to a contract for which no timely voting instructions are received, and any fund shares held by Lincoln Life for its own account, in pro-portion to the voting instructions

                                    Appendix

that it received with respect to all contracts participating in that fund. How-ever, if the 1940 Act or any regulation under it should change, and as a result Lincoln Life determines it is permitted to vote fund shares in its own right, it may elect to do so.

All the shares of each fund are of the same class with equal rights and privi-leges. Each full share is entitled to one vote and each fractional share is en-titled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportion-ately in any dividends and capital gains distributions and, in the event of liquidation, in that fund's net assets remaining after satisfaction of out-standing liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. Fund shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemp-tion of shares.

The Bylaws of the funds allow them, in proper cases, to dispense with their an-nual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the inde-pendent auditor of the funds; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formali-ty, the Directors of the funds have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects contract owners by pro-viding a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among contract owners for the purpose of calling those meetings. Further information about these procedures is avail-able from fund management.

STRATEGIC PORTFOLIO TRANSACTIONS-ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management phi-losophies many of the funds engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhance-ment transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the fund's overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the fund when it has excess cash, or to help the fund obtain some cash for temporary purposes when needed. See the Prospectus for each fund for a listing of the kinds of transactions in which each fund may engage.

1. DERIVATIVE TRANSACTIONS
 A.  Introduction
  A derivative transaction is a financial agreement the value of which is de-pendent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every fund will use all of them:

  1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

  2. Interest rate contracts: interest rate futures and options on them; for-ward rate agreements (FRAs); interest rate swaps and their related trans-actions (e.g., caps, floors, collars and corridors); and/or

  3. Currency derivative contracts: currency forward contracts; currency op-tions; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED IN THE SAI APPENDIX.

Although they may be structured in complex combinations, derivative transac-tions in which the funds engage generally fall into two broad categories: op-tions contracts or forward contracts. The combined forms are constantly evolv-ing. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particu-lar fund discloses the intent of that fund to engage in any of the types list-ed, that fund hereby reserves the right to engage in related variations on those transactions.

The funds intend to engage in derivative transactions only defensively. Exam-ples of this defensive use might be: to hedge against a perceived decrease in a fund's asset value; to control transaction costs associated with market timing (e.g., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

                                    Appendix

There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income funds, which are authorized to engage in this kind of trading.

 B. Risk factors commonly associated with derivative transactions.

  There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

  CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

  CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settle-ment of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

  LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

  MARKET LIQUIDITY RISK is the risk that a fund will be unable to control its losses if a liquid secondary market for a financial instrument does not ex-ist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fun-damental value.

  MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

  OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing sys-tem) failure; or employee dishonesty.

  SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that tech-nical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

  SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

  SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on op-tions and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transac-tions is potentially unlimited.

  SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only brief-ly. Before you invest in a particular fund, please consult your financial counselor if you have questions about the risks associated with that fund's use of derivatives.

 C. Varying usage of derivative transactions

  Subject to the terms of the Prospectus and SAI for each fund, that fund's portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the lim-its, risk factors and circumstances under which derivative transactions will be used by each fund, refer to the SAI booklet.

 D. Increased government scrutiny

  Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional re-strictive requirements for derivative transactions, Lincoln Life and the funds reserve the right to make all necessary changes in the contracts and the Registration Statements for the funds, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS
 Cash enhancement transactions also involve certain risks to the fund. They are discussed more fully in the SAI.

                                    Appendix

 A. Lending of portfolio securities

  Any fund authorized to do so may make secured loans of its portfolio securi-ties, in order to realize additional income. The loans are limited to a max-imum of a stipulated amount of the fund's total assets. As a matter of poli-cy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the se-curities lent.

  The borrower pays the fund an amount equal to any dividends or interest re-ceived on securities lent. The fund retains all or a portion of the interest received on securities lent. The fund also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

  With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the fund retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities - including the fund - to vote or consent on matters which could materially affect the holders' investment. The fund may also call in the loaned securities in order to sell them. None of the funds' portfolio securities will be loaned to Lincoln Investment, to any sub-advisor, or to any of their respective affiliates. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

 B. Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

  1. Repos. From time to time, the funds may enter into Repo transactions. In a typical Repo transaction, the fund involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the fund obtains an agreement from the seller to re-purchase those same securities from the fund at a specified price on a fixed future date.

    The repurchase date is normally not more than seven days from the date of purchase. Keeping the term under seven days is significant, because the SEC considers Repo Agreements with maturities of more than seven days to be illiquid assets of the fund, and the funds have strict limitations on the percentage of their respective assets which may be illiquid.

  2. Reverse repos. A fund may also be authorized to enter into Reverse Repo transactions. This simply means the fund is on the reverse side of a Repo transaction. That is, the fund is the Seller of some of its portfolio se-curities, subject to buying them back at a set price and date.

    Authorized funds will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increas-ing the income of the fund by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the fund. Funds authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposi-tion of currency exchange blockages or other foreign governmental laws or re-strictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform account-ing, auditing, and financial reporting standards or to other regulatory prac-tices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of ex-propriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a fund, including the withholding of in-terest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably be-low that of the NYSE. Accordingly, a fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. Moreover, the settlement periods for foreign secu-rities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The funds will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a fund nor-mally pays fixed commissions that are generally higher than the negotiated com-missions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more diffi-

                                    Appendix
cult or impossible for the fund to obtain or to enforce a judgment against the issuers of these securities. The advisor or sub-advisor will take all these factors into consideration in managing a fund's foreign investments.

Certain state insurance regulations impose additional restrictions on the ex-tent to which a fund may invest in foreign securities. See the SAI.

The share price of a fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a fund's in-vestments abroad, changes in a fund's share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an impor-tant factor in the performance of the fund.

FOREIGN CURRENCIES

When an advisor or sub-advisor believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or in-terest in foreign currencies, and a fund may hold various foreign currencies, the value of the net assets of that fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, cur-rency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and of-fer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the fund.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a fund's advisor or sub-advisor may attempt to manage exchange rate risk through active currency man-agement, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a for-eign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dol-lars (not exceeding the value of the fund's assets denominated in or exposed to that currency), or by participating in options or futures contracts with re-spect to that currency. If the advisor or sub-advisor believes that a particu-lar currency may decline relative to the U.S. dollar, the fund may also enter into contracts to sell that currency (up to the value of the fund's assets de-nominated in or exposed to that currency) in exchange for another currency that the advisor or sub-advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each fund to determine which funds may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or elim-inate the opportunity to profit from increases in the value of the original currency and may adversely impact the fund's performance if the advisor or sub-advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

GENERAL INFORMATION

Your inquiries should be directed to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or, you may call 1-800-4LINCOLN (454-
6265).

The funds will issue unaudited semiannual reports showing current investments in each fund and other information; and annual financial statements audited by their independent auditors.

Under the 1940 Act a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.

As used in this Prospectus, the term majority of the fund's outstanding shares means the vote of: (1) 67% or more of each fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of each fund are present or represented by proxy, or (2) more than 50% of each fund's outstand-ing shares, whichever is less.

These Prospectuses do not contain all the information included in their Regis-tration Statements filed with the Commission. The Registration Statements, in-cluding the exhibits filed with them, may be examined at the office of the Com-mission in Washington, D.C. Statements contained in the Prospectuses about the contents of any contract or other document referred to in them are not neces-sarily complete. In each instance, reference is made to the copy of that con-tract or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and

                                    Appendix
each statement is qualified in all respects by that reference.

The use of funds by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity account, in those cases where mixed funding occurs. For exam-ple, violation of the federal tax laws by one variable account investing in the funds could cause the contracts and Policies funded through another variable account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each fund will monitor for any material conflicts and determine what action, if any, should be taken.

Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the funds, orderly portfolio management could be disrupted, to the detriment of those contract owners still investing in that fund. Also, if that fund believes that any portfolio has become so large as to materially impair investment performance, then the fund will examine other investment options.

Lincoln Life performs the dividend and transfer functions for the funds.

                                Equity- Income
LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National Equity-Income Fund, Inc. (fund) dated May 1, 1997. You may obtain a copy of the fund's Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

TABLE OF CONTENTS

                                                                   Page
------------------------------------------------------------------------
INVESTMENT OBJECTIVES                                              E1- 2
------------------------------------------------------------------------
INVESTMENT POLICIES AND LIMITATIONS
(RESTRICTIONS)                                                     E1- 2
------------------------------------------------------------------------
INVESTMENT TECHNIQUES                                              E1- 3
------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE                               E1-16
------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE                                   E1-17
------------------------------------------------------------------------
APPENDIX

Investment advisor and sub-advisor                                  A- 1
------------------------------------------------------------------------
Directors and officers                                              A- 3
------------------------------------------------------------------------
Investment policies and techniques (continued): options, futures, securities valuation, securities lending, repurchase and reverse
repurchase agreements                                               A- 4

-------------------------------------------------------------------------------

                                     Page
-----------------------------------------
Custodian                            A- 9
-----------------------------------------
Independent auditors                 A- 9
-----------------------------------------
Financial statements                 A- 9
-----------------------------------------
Bond and commercial paper ratings    A- 9
-----------------------------------------
U.S. Government obligations          A-11
-----------------------------------------
Taxes                                A-11
-----------------------------------------
State requirements                   A-12
-----------------------------------------
Derivative transactions-definitions  A-13

-------------------------------------------------------------------------------


THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is May 1, 1997.

                                    Equity-
                                     Income
INVESTMENT OBJECTIVES

The fund's investment objective is to obtain reasonable income by investing primarily in income-producing equity securities. The fund's investment objec-tive and certain investment policies are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. See General information in the Appendix to the Prospectus. There can be no assurance that the objective of the fund will be achieved.

The fund seeks to achieve its objective by actively managing income-producing common and preferred stock and debt convertible into common stock. In choosing securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500).

References to advisor in this SAI include both Lincoln Investment Management, Inc. (Lincoln Investment) and Fidelity Management Trust Co.

INVESTMENT POLICIES AND LIMITATIONS (RESTRICTIONS)

The following policies and limitations supplement those set forth in the Pro-spectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accord-ingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a majority of the outstanding voting securities of the fund. However, except for the following fundamental investment limitations, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations. The fund may not:

1. with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Govern-ment or any of its agencies or instrumentalities) if, as a result, (a)more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b)the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended (1940 Act);

3. borrow money, except that the fund (a)may borrow money for temporary or emergency purposes (not for leveraging or investment) or (b)engage in re-verse repurchase agreements, provided that (a)and (b)in combination (borrowings) do not exceed 25% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sun-days and holidays) to the extent necessary to comply with the 25% limita-tion;

4. underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentali-
    ties) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or secu-rities of companies engaged in the real estate business);

7. purchase or sell physical commodities unless acquired as a result of owner-ship of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from in-vesting in securities or other instruments backed by physical commodities); or

8. lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed without shareholder notification.

1. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

                                    Equity-
                                     Income

2. The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not consti-tute purchasing securities on margin.

3. The fund may borrow money only (a)from a bank or (b)by engaging in reverse repurchase agreements with any party [reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
    (3)]. The fund will not borrow money in excess of 25% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extent neces-sary to comply with the 25% limitation. The fund will not purchase any se-curity while borrowings representing more than 5% of its total assets are outstanding.

4. The fund does not currently intend to purchase any security if, as a re-sult, more than 10% of the fund's net assets would be invested in securi-ties that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or dis-posed of in the ordinary course of business at approximately the prices at which they are valued.

5. The fund does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

6. The fund does not currently intend to (a)purchase securities of other in-vestment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b)purchase or retain securi-ties issued by other open-end investment companies. Limitations (a)and
    (b)do not apply to securities received as dividends, through offers of ex-change, or as a result of a reorganization, consolidation, or merger. (Due to certain state insurance regulations, the fund does not currently intend to purchase the securities of other investment companies.)

7. The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

For the fund's limitations on futures and options transactions, see Limitations on futures and options transactions below. For the fund's limitations on short sales, see Short sales.

Other than the fund's fundamental investment policies and the limitations set forth in the prospectus, SAI Appendix and this SAI, there are no limits on the percentage of the fund's assets which may be invested in any one type of in-strument. Nor are there limitations (except those imposed by certain state in-surance regulations) on the percentage of the fund's assets which may be in-vested in any foreign country. However, in order to comply with diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, in connection with Fidelity Management Trust Co. serving as sub-advi-sor, the fund has agreed to certain non-fundamental limitations. Please refer to the Prospectus for the VAA for more information.

INVESTMENT TECHNIQUES

The following paragraphs provide a brief description of securities in which the fund may invest and transactions it may make. The fund is not limited by this discussion, however, and may purchase other types of securities and enter into other types of transactions if they are consistent with the fund's investment objective and policies.

Fund management expects securities selection for the fund to closely parallel that for an existing Fidelity retail fund, the Fidelity Equity-Income Fund, which has a similar investment objective. However, there cannot be a precise correlation, and performance of the fund is not expected to be the same as the performance of the corresponding retail fund. Selection criteria for portfolio securities and the relative weightings of the selections can differ based on asset size, timing, cash flow, expenses and other factors. Portfolio selections will be made by fund's sub-advisor, Fidelity Management Trust Co., which is an affiliate of Fidelity Management & Research Co. (Fidelity), which manages the Fidelity Equity-Income Fund.

AFFILIATED BANK TRANSACTIONS. Pursuant to exemptive orders issued by the Secu-rities and Exchange Commission (SEC), the fund may engage in transactions with banks that are, or may be considered to be, affiliated persons of the fund un-der the 1940 Act. Such transactions may be entered into only pursuant to proce-dures established and periodically reviewed by the Board of Directors. These transactions may include repurchase agreements with custodian banks; purchases, as principal, of short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); transactions in municipal securi-ties; and transactions in U.S. Government securities with affiliated banks that are primary dealers in these securities.

FUND'S RIGHTS AS A SHAREHOLDER. The fund does not intend to direct or adminis-ter the day-to-day operations of any company. The fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the

                                    Equity-
                                     Income
Board of Directors and shareholders of a company when the sub-advisor deter-mines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that the fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reor-ganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that the fund could be involved in law-suits related to such activities. The sub-advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the fund and the risk of actual liability if the fund is involved in litigation. No guarantee can be made, however, that litigation against the fund will not be undertaken or liabilities incurred.

PERMITTED INSTRUMENTS
MONEY MARKET refers to the marketplace where short-term, high grade debt secu-rities are traded, and includes U.S. Government obligations, commercial paper, certificates of deposit and bankers' acceptances, time deposits and short-term corporate obligations. Money market instruments may carry fixed rates of return or have variable or floating interest rates.

COMMERCIAL PAPER represents short-term obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations.

CERTIFICATES OF DEPOSIT represent a commercial bank's obligations to repay funds deposited with it earning specified rates of interest over given periods.

BANKERS' ACCEPTANCES are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usu-ally backed by goods in international trade.

TIME DEPOSITS are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

U.S. GOVERNMENT OBLIGATIONS are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities are described more fully in the SAI Appendix.

VARIABLE OR FLOATING RATE INSTRUMENTS (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand full payment from the issuers or certain financial in-termediaries. Floating rate securities have interest rates that change whenever there is a change in a designated market-based interest rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instru-ment that approximates its par value.

CREDIT ENHANCEMENT AGREEMENTS may be purchased simultaneously with a money mar-ket instrument for guaranteeing principal and/or interest and may be considered with the instrument for purposes of determining the quality of the instruments. These include irrevocable note repurchase agreements or letters of credit is-sued by banks and guarantees provided by creditworthy institutions. The fund will purchase these agreements to enhance the creditworthiness of instruments when the sub-advisor (through yield and credit analysis) feels it is in the fund's best interest.

CORPORATE OBLIGATIONS are bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a cor-porate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments purchased by the fund may have a matu-rity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to the fund in the event of fraud or misrepresentation. In ad-dition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand at a time when the fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount ever will be repaid.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as col-lateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Other types of mort-gage-backed securities will likely be developed in the future, and the fund may invest in them if the sub-advisor determines they are

                                    Equity-
                                     Income
consistent with the fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the mar-ket's perception of issuers. In addition, regulatory or tax changes may ad-versely affect the mortgage securities market as a whole. Non-government mort-gage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government is-sues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. Additionally, mortgage-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in in-terest rates.

STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only se-curity (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Ris-ing interest rates can have the opposite effect.

ASSET-BACKED SECURITIES consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of prin-cipal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit en-hancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. (As prepayments flow through at par, total returns would be affected by the prepayments; if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.) Additionally, asset-backed securities are also subject to matu-rity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates. If the credit enhancement is exhausted, certificate holders may experi-ence losses or delays in payment if the required payments of principal and in-terest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the origina-tor of the loans, or the financial institution providing the credit enhance-ment.

The sub-advisor believes that CMOs, asset-backed securities and mortgage-backed securities are readily marketable based on the size of the market and the num-ber of trades transacted each day.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero by separating the interest and prin-cipal components of a U.S. Treasury security and selling them as two individual securities. Certificates of Accrual on Treasury Securities (CATS), Treasury In-vestment Growth Receipts (TIGRs) and Treasury Receipts (TRs) are examples of derivative zeros.

The Federal Reserve Bank creates Separate Trading of Registered Interest and Principal of Securities (STRIPS) by separating the interest and principal com-ponents of an outstanding U.S. Treasury bond and selling them as individual se-curities. Bonds issued by the Resolution Funding Corp. (REFCORP) and the Fi-nancing Corp. (FICO) can also be separated in this fashion. Original issue ze-ros are zero coupon securities originally issued by the U.S. Government, a gov-ernment agency or a corporation in zero coupon form.

REPURCHASE AGREEMENTS. The fund may also make short-term investments in repur-chase agreements. A repurchase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the pur-chase price to the fund and the resale price to the seller represents the in-terest earned by the fund which is unrelated to the coupon rate or maturity of the purchased security. If the seller de-

                                    Equity-
                                     Income

faults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in con-nection with liquidating the collateral. If bankruptcy proceedings are com-menced with respect to the seller, realization upon the collateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. However, repurchase agreements will be made only with brokers or dealers deemed by the Board of Directors or its delegate to be creditworthy; they will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the fund during the term of the transac-tion, as provided in the agreement. The fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities. Repur-chase agreements with a duration of more than seven days are considered illiq-uid securities and are subject to the limit stated above. The fund may engage in a repurchase agreement with respect to any security in which it is autho-rized to invest.

Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with the sub-advi-sor or an affiliate thereof, may invest in a pool of one or more large over-night repurchase agreements. The repurchase agreements' underlying securities are U.S. Government securities in which the fund is permitted to invest.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are transactions when the fund temporarily transfers possession of a portfolio instrument to an-other party, such as a bank or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument in an agreed-upon price and time. The fund expects that it will engage in reverse repurchase agreements for temporary purposes such as to fund redemptions or when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the fund. Reverse repurchase agreements may in-crease the risk of fluctuation in the market value of assets or in its yield. In a reverse repurchase agreement, the fund sells a fund instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repur-chase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Board of Di-rectors. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING. The fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term se-curities), U.S. Government obligations or certificates of deposit. Such collat-eral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the fund during the term of the loan. The fund will retain the incidents of ownership of the loaned securities and will be entitled to the interest or dividends payable on the loaned securities. In addition, the fund will receive interest on the amount of the loan. The loans will be termi-nable by the fund at any time and will not be made to any affiliates of the fund or the advisor or sub-advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made only to firms deemed by the Board of Directors to be creditworthy. As a fundamental policy, the fund will not lend securities if, as a result, more than 33 1/3% of its total assets would be lent to other parties.

ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are val-ued. Under the supervision of the Board of Directors, the sub-advisor deter-mines the liquidity of the fund's investments and, through reports from the sub-advisor, the Board monitors investments in illiquid instruments. In deter-mining the liquidity of the fund's investments, the sub-advisor may consider various factors, including but not limited to (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the market-place, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market-place for trades (including the ability to assign, swap or offset the fund's rights and obligations relating to the investment).

Investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, loans and other direct debt instruments, over-the-counter options, non-government stripped fixed-rate mortgage-backed securities, and restricted securities, government-stripped fixed-rate mortgage-backed securities and swap agreements determined by the sub-advisor to be illiquid. However, with respect to over-the-counter options the fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.

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                                    Equity-
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In the absence of market quotations, illiquid investments are valued at fair value as determined in good faith by a committee appointed by the Board of Di-rectors of the fund. If through a change in values, net assets, or other cir-cumstances, the fund were in a position where more than 10% of net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES generally can be sold in privately negotiated transac-tions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a con-siderable period may elapse between the time it decides to seek registration and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SWAP AGREEMENTS. As one way of managing its exposure to different types of in-vestments, the fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a float-ing interest rate multiplied by a notional principal amount, in return for pay-ments equal to a fixed rate multiplied by the same amount, for a specified pe-riod of time. If a swap agreement provides for payments in different curren-cies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only un-der specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a re-sult, swaps can be highly volatile and may have a considerable impact on the fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Swap agreements can be individually negotiated and structured to include expo-sure to a variety of different types of investments or market factors. Depend-ing on their structure, swap agreements may increase or decrease the fund's ex-posure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other fac-tors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The fund is not limited to any particular form of swap agreement if the sub-advisor determines it is con-sistent with the fund's investment objective and policies.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the fund. If a swap agreement calls for payments by the fund, it must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agree-ment with the same party or a similarly creditworthy party.

The fund will maintain appropriate liquid assets in a segregated custodial ac-count to cover its current obligations under swap agreements. If the fund en-ters into a agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations under the swap agreement over the accrued amount it is entitled to receive under the agreement. If the fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accrued obligations under the agreement.

INDEXED SECURITIES. The fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at matu-rity or coupon rate is determined by reference to a specific instrument or sta-tistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the

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price of gold, resulting in a security whose price tends to rise and fall to-
gether with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values interest rates are determined by reference to the values of one or more specified foreign curren-cies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or nega-tively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when for-eign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different for-eign currencies relative to each other.

The performance of indexed securities depends to a great extent on the perfor-mance of the security, currency, or other instrument to which they are in-dexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline sub-stantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Govern-ment agencies.

WARRANTS. Warrants are securities that give the fund the right to purchase eq-uity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are sub-ject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised before the expiration date. These factors can make war-rants more speculative than other types of investments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments are subject to the fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and inter-est. Direct debt instruments may not be rated by any nationally recognized rating service. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be ad-versely affected. Loans that are fully secured offer the fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the col-lateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Bor-rowers that are in bankruptcy or restructuring may never pay off their indebt-edness, or may pay only a small fraction of the amount owed. Direct indebted-ness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwill-ing, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become part owner of any col-lateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerg-ing legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the fund relies on the sub-advisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participa-tion and could suffer a loss of principal or interest.

Direct indebtedness purchased by the fund may include letters of credit, re-volving credit facilities or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the ef-fect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the company's condition makes it unlikely that the amount will ever be repaid. The fund will set aside appropriate liquid assets in

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                                    Equity-
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a segregated custodial account to cover its potential obligations under standby financing commitments.

The fund limits the amount of total assets that it will invest in any one is-suer or in issuers within the same industry (see fundamental limitations (1) and (5) for the fund). For purposes of these limitations, the fund generally will treat the borrower as the issuer of indebtedness held by the fund. In the case of loan participants where a bank or other lending institution serves as financial intermediary between the fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for the purposes of determining whether the fund has invested more than 5% of its total assets in a single issuer. Treating a financial interme-diary as an issuer of indebtedness may restrict the fund's ability to invest in indebtedness related to a single financial intermediary, or a group of in-termediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS. Foreign investments can involve significant risks in ad-dition to the risks inherent in U.S. investments. The value of securities de-nominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applica-ble to U.S. companies, and it may be more difficult to obtain reliable infor-mation regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commis-sions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. For-eign issuers, brokers, and securities markets may be subject to less govern-ment supervision. Foreign security trading practices, including those involv-ing the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or na-tionalization of assets, confiscatory taxation, restrictions on U.S. invest-ment or on the ability to repatriate assets or convert currency into U.S. dol-lars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, eco-nomic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the sub-advisor will be able to an-ticipate these potential events or counter their effects.

The considerations noted previously generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The fund may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restric-tions.

American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The fund may conduct foreign currency transac-tions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling var-ious currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund de-sire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency ex-change.

The fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes some, but not all, of the possible currency management strategies involving forward con-tracts that could be used by the fund. The fund may also use options and futures contracts relating to foreign currencies for the same purposes.

When the fund agrees to buy or sell a security denominated in a foreign cur-rency, it may desire to lock in the

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                                    Equity-
                                    Income
U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which pay-ment is made or received. This technique is sometimes referred to as a settle-ment hedge or transaction hedge. The fund may also enter into forward con-tracts to purchase or sell a foreign currency in anticipation of future pur-chases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the sub-advisor.

The fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in pounds sterling, the fund could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and nega-tive currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling an-other currency expected to perform similarly to the pound sterling--for exam-ple, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars.This type of hedge, sometimes re-ferred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. For example, if the fund held investments denomi-nated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a cross-hedge, will tend to reduce or eliminate exposure to the cur-rency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and pur-chased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside ap-propriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the fund will segregate as-sets to cover currency forward contracts, if any, whose purpose is essentially speculative. The fund will not segregate assets to cover forward contracts en-tered into for hedging purposes, including settlement hedges, position hedges and proxy hedges.

Successful use of currency forward contracts will depend on the sub-advisor's skill in analyzing and predicting currency values. Forward contracts may sub-stantially change the fund's investment exposure to changes in currency ex-change rates, and could result in losses to the fund if currencies do not per-form as the sub-advisor anticipates. For example, if a currency's value rose at a time when the sub-advisor had hedged the fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If the sub-advisor hedges currency exposure through proxy hedges, the fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tan-dem. Similarly, if the sub-advisor increases the fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that the sub-advisor's use of currency forward contracts will be advantageous to the fund or that they will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the fund.

OPTIONS AND FUTURES CONTRACTS are a way for the fund to manage its exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the fund's investments against price fluctua-tions. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and re-turn characteristics of the overall strategy. The fund may invest in options and futures based on any type of security, index, or currency, including op-tions and futures traded on foreign exchanges and options not traded on ex-changes.

Options and futures can be volatile investments, and involve certain risks. If the sub-advisor applies a hedge at an inappropriate time or judges market con-ditions incorrectly, options and futures strategies may lower the options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Section 4.5 of the regulations under the Commodity Ex-change Act, which limits the ex-

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                                    Equity-
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tent to which the fund can commit assets to initial margin deposits and option premiums.

a. The fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the fund may hold long positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of a fund management strategy and are inci-dental to the fund's activities in the cash market, and the underlying com-modity value of the positions at all times will not exceed the sum of (1) cash or money market instruments set aside in an identifiable manner, plus margin deposits, (2) cash proceeds from existing investments due in 30 days, and (3) accrued profits on the positions held by a futures commission merchant; and

b. The fund will not enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures con-tracts the fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the fund's total assets.

In addition, the fund will not: (a) sell futures contracts, purchase put op-tions or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FUTURES CONTRACTS. When the fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently avail-able futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500) and the Bond Buyer Index of municipal bonds. Futures can be held until their delivery dates, or can be closed out before then if a liquid sec-ondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures con-tracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the under-lying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit initial margin with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional variation margin payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute pur-chasing securities on margin for purposes of the fund's investment limita-tions. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in pro-portion to the amount received by the FCM's other customers, potentially re-sulting in losses to the fund.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have vari-ous types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire pre-mium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus re-lated transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

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A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if secu-rity prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the fund will be required to make margin payments to an FCM as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, al-though its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instru-ment directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's un-derlying instrument, in return for the strike price, upon exercise of the op-tion. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option pre-mium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instru-ment in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to ad-just the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same under-lying instrument, in order to construct a combined position whose risk and re-turn characteristics are similar to selling a futures contract. Another possi-ble combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because com-bined options positions involve multiple trades, they result in higher trans-action costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standard-ized contracts available will not match the fund's current or anticipated in-vestments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their under-lying instruments, even if the underlying instruments match the fund's invest-ments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctua-tion limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differ-ences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the posi-tions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance that a liq-uid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and li-quidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to

                                    Equity-
                                    Income
continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.

OVER THE COUNTER (OTC) OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, con-tract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for pay-ment or delivery in U.S. dollars. The underlying instrument of a currency op-tion may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed previously. The fund may purchase and sell currency futures and may purchase and write currency op-tions to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and op-tions values can be expected to correlate with exchange rates, but may not re-flect other factors that affect the value of the fund's investments. A cur-rency hedge, for example, should protect a Yen-denominated security from a de-cline in the Yen, but will not protect the fund against a price decline re-sulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many fac-tors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segrega-tion of a large percentage of the fund's assets could impede portfolio manage-ment or the fund's ability to meet redemption requests or other current obli-gations.

SHORT SALES. The fund may enter into short sales with respect to stocks under-lying its convertible security holdings. For example, if the sub-advisor an-ticipates a decline in the price of the stock underlying a convertible secu-rity the fund holds, it may sell the stock short. If the stock price subse-quently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the con-vertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

When the fund enters into a short sale, it will be required to set aside secu-rities equivalent in kind and amount to those sold short (or securities con-vertible or exchangeable into such securities) and will be required to con-tinue to hold them while the short sale is outstanding. The fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

LOWER-RATED DEBT INSTRUMENTS
Lower-rated debt securities are usually defined as securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's Corp. Lower-rated debt securities are considered speculative and involve greater risk of loss than higher-rated debt securities, and are more sensitive to changes in the is-suer's capacity to pay. This is an aggressive approach to income investing.

The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of lower-rated debt securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that de-faulted rose significantly above prior levels.

Lower-rated debt securities may be thinly traded, which can adversely affect the prices at which these securities can be sold and can result in high trans-action costs. If market quotations are not available, lower-rated debt securi-ties will be valued in accordance with standards set by the Board of Direc-tors, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more ex-tensive quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt secu-

                                    Equity-
                                    Income
rities, and the fund's ability to dispose of these securities.

The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty which may follow periods of rising in-terest rates. During an economic downturn or a prolonged period of rising in-terest rates, the ability of issuers of lower-rated debt to service their pay-ment obligations, meet projected goals, or obtain additional financing may be impaired.

The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of the fund's shareholders.

The considerations discussed previously for lower-rated debt securities also apply to lower-quality, unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated instruments, but they may not be attractive to as many buyers. The fund relies more on the sub-advisor's credit analysis when investing in debt instruments that are unrated.

Please refer to the Appendix for a discussion of Moody's and Standard & Poor's Corp. ratings.

PORTFOLIO TRANSACTIONS AND
BROKERAGE

All orders for the purchase or sale of fund securities are placed on behalf of the fund by the advisor (either directly or through affiliated advisors or sub-advisors) pursuant to authority contained in the fund's advisory agree-ment. The advisor may also be responsible for the placement of transaction or-ders for other investment companies and accounts for which it or its affili-ates act as advisor or sub-advisor. Money market securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commis-sion). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the advisor will consider various relevant factors, including, but not limited to, the size and type of the transaction; the na-ture and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a con-tinuing basis; and the reasonableness of any commissions. Commissions for for-eign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund and/or other accounts over which the advisor or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of in-vesting in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, fund strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settle-ment). The advisor maintains a listing of broker-dealers who provide such ser-vices on a regular basis. However, as many transactions on behalf of the fund's money market securities are placed with dealers (including broker-deal-ers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. The selection of such bro-ker-dealers is generally made by the advisor (to the extent possible consis-tent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the advisor's investment staff based upon the quality of research and execution services provided.

The receipt of research from broker-dealers that execute transactions on be-half of the fund may be useful to the advisor in rendering investment manage-ment services to the fund and/or other clients, and conversely, such informa-tion provided by broker-dealers who have executed transaction orders on behalf of other advisor clients may be useful to the advisor in carrying out its ob-ligations to the fund. The receipt of such research has not reduced the advi-sor's normal independent research activities; however, it enables the advisor to avoid additional expenses that could be incurred if the advisor tried to develop comparable information through its own efforts.

Subject to applicable limitations of the federal securities laws, broker deal-ers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker dealers in recognition of their research and/or execution services. In order to cause the fund to pay such higher commissions, the advisor must determine in good faith that such commis-sions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a par-ticular transaction or the advisor's overall responsibilities to the fund and its other clients. In reaching this determination, the advisor will not at-tempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The advisor is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund or shares of other Fidelity funds to the extent permitted by law. The advisor may use research services provided by and place agency

                                    Equity-
                                    Income
transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Broker-age Services, Ltd. (FBSL), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Before September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, together with various trusts for the benefit of Johnson family members, owns directly or indirectly more than 25% of the voting common stock of FIL.

The fund's Board of Directors periodically reviews the advisor's performance of its responsibilities in connection with the placement of fund transactions on behalf of the fund and reviews the commissions, if any, paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

BROKERAGE COMMISSIONS. Of the commissions paid to brokerage firms which pro-vided research services, the providing of such services is not necessarily a factor in the placement of all business with such firms. The fund pays both commissions and spreads in connection with the placement of fund transactions. The aggregate amount of brokerage commissions paid by the fund during 1996 was $304,769, for 1995 it was $197,960 and for 1994 it was $103,726.

From time to time the fund's Directors will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on fund transactions is legally permissible and advis-able. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Directors intend to continue to review whether recapture opportuni-ties are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.

Although the advisor or its affiliates also manage other funds, investment de-cisions for the fund are made independently from those of other funds managed by sub-advisor or accounts managed by affiliates of the sub-advisor. It some-times happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when sev-eral funds are managed by the same investment advisor, particularly when the same security is suitable for the investment objective of more than one fund.

Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the advisor provides in-vestment advice (including affiliates of the advisor). On occasions when the advisor deems the purchase or sale of a security to be in the best interest of the fund, as well as the other clients of the advisor, the advisor, to the ex-tent permitted by applicable laws and regulations, may aggregate such securi-ties to be sold or purchased for the fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commis-sions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the advisor in the manner it considers to be equitable and consistent with its fi-duciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

Under the sub-advisory agreement between the advisor and the sub-advisor, the sub-advisor may perform some, or substantially all, of the investment advisory services required by the fund, even though the advisor remains primarily re-sponsible for investment decisions affecting the fund. The sub-advisor will follow the same procedures and policies which are followed by the advisor as described previously. The sub-advisor currently provides investment advice to a number of other clients.

DETERMINATION OF NET ASSET VALUE

The fund's securities are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Ex-change (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised, to the extent possible, in the same manner. Securities and other assets for which exchange quotations are not readily available are valued using closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures generally supervised by the Board of Directors. Short-term securi-ties are valued either at amortized cost or at original cost plus accrued in-terest, both of which approximate their current value. Securities pricing serv-ices may be utilized by the fund.

The fund is open for business and its NAV is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days. Although the Directors expect the same holiday schedule to be ob-served in the future, the NYSE may modify its holiday schedule at any time. To the extent that the fund's securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares.

This page was intentionally left blank.

                                    Appendix
APPENDIX

(Note: This is uniform information for the 11 Funds. See each Fund's SAI for information specific to that Fund.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECI-ATION FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION
FUND), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NA-TIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION AP-PLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment ad-visor to the funds and is headquartered at 200 E. Berry Street, Fort Wayne, In-diana 46802. Lincoln Investment (the advisor) is a subsidiary of Lincoln Na-tional Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, in-surance and financial services. Lincoln Investment is registered with the Secu-rities and Exchange Commission (SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Income Fund, Inc. (a closed-end in-vestment company whose investment objective is to provide a high level of cur-rent income from interest on fixed-income securities) and Lincoln National Con-vertible Securities Fund, Inc. (a closed-end investment company whose invest-ment objective is a high level of total return on its assets through a combina-tion of capital appreciation and current income) and to other clients, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the funds, the advisor provides portfolio man-agement and investment advice to the funds and administers its other affairs, subject to the supervision of the funds' Board of Directors. The advisor, at its expense, will provide office space to the funds and all necessary office facilities, equipment and personnel and will make its officers and employees available to the funds as appropriate. In addition, the advisor will pay all expenses incurred by it or by the funds in connection with the management of each fund's assets or the administration of its affairs, other than those as-sumed by the funds, as described in the Appendix to the Prospectus. Lincoln Life has paid the organizational expenses of all the funds. The rates of com-pensation to the advisor and the sub-advisors are set forth in the Appendix to the Prospectus.

During the last three years, the advisor received the following amounts for in-vestment advisory services:

                                         1996       1995       1994
-----------------------------------------------------------------------------
Aggressive Growth Fund                   $1,428,803 $  725,544 $  232,000
Bond Fund                                 1,188,030  1,061,701    999,397
Capital Appreciation Fund                 1,549,656    726,011    211,773
Equity-Income Fund                        3,303,336  1,457,623    348,255
Global Asset Allocation Fund              2,072,722  1,570,876  1,381,059
Growth and Income Fund                    7,063,276  5,077,981  3,896,902
International Fund                        3,319,701  2,770,197  2,262,664
Managed Fund                              2,480,524  2,120,656  1,919,150
Money Market Fund                           417,468    385,019    404,441
Social Awareness Fund                     1,877,030  1,048,366    736,602
Special Opportunities Fund                2,274,229  1,809,514  1,351,374

                                    Appendix

If total expenses of the funds (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring na-ture, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each fund (2% for the International Fund), the ad-visor will pay such excess by offsetting it against the advisory fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the advisor to each fund.

The current advisory agreements between the advisor and the funds will remain in effect from year to year if approved annually by: (1) the Board of Directors of each fund or by the vote of a majority of the outstanding voting securities of each fund, and (2) a vote of a majority of the directors who are not inter-ested persons of the funds or the advisor, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be ter-minated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each fund, (2) vote of a majority of the outstanding vot-ing securities of each fund or (3) the advisor. The advisory agreement termi-nates automatically in the event of assignment.

In like manner, the current sub-advisory agreement will remain in effect from year to year if approved annually by the Board of Directors of the applicable funds or by the vote of a majority of the outstanding voting securities of those funds. The sub-advisory agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the ap-plicable fund, (2) vote of the majority of the outstanding voting securities of the applicable fund, (3) the sub-advisor, or (4) the advisor. The sub-advisory agreements terminate automatically in the event of assignment.

                                    Appendix
DIRECTORS AND OFFICERS

The directors and executive officers of each fund, their business addresses, positions with fund, age and their principal occupations during the past five years are as follows:

--------------------------------------------------------------------------------

 * KELLY D. CLEVENGER     Vice President, Lincoln National Life Insurance Co.
   Chairman of the Board,
   President and
   Director, age 44
   1300 S. Clinton Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

  JOHN B. BORSCH, JR.     Retired, formerly Associate Vice President--
  Director, age 63        Investments, Northwestern University
  1776 Sherwood Road
  Des Plaines, IL 60016

-------------------------------------------------------------------------------

  NANCY L. FRISBY, CPA    Regional Vice President/Chief Financial Officer
  Director, age 55        (formerly Vice President--Finance; Regional
  700 Broadway            Controller of Finance), St. Joseph Medical Center,
  Fort Wayne, IN 46802    Fort Wayne, Indiana

-------------------------------------------------------------------------------

 * BARBARA S. KOWALCZYK   Senior Vice President and Director, Corporate
   Director, age 45       Planning and Development, Lincoln National
   1300 S. Clinton St.    Corporation; Director, Lincoln Life and Annuity
   Fort Wayne, IN 46802   Company of New York (formerly Executive Vice
                          President, Lincoln Investment Management, Inc.)

-------------------------------------------------------------------------------

  STANLEY R. NELSON       Executive in Residence Program in Health Services
  Director, age 70        Administration, University of Minnesota, Minneapolis,
  420 Delaware St., S.E.  Minnesota (formerly President, Henry Ford Health Care
  Minneapolis, MN 55455   Corp., Detroit, Michigan)

-------------------------------------------------------------------------------

 * JANET C. WHITNEY       Vice President and Treasurer, Lincoln National Corp.
   Treasurer, age 48      (formerly Vice President and General Auditor)
   200 East Berry Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

 * CYNTHIA A. ROSE        Assistant Secretary, Lincoln National Life Insurance
   Secretary, age 42      Co.
   200 East Berry Street
   Fort Wayne, IN 46802

--------------------------------------------------------------------------------

* Interested persons of the funds, as defined in the 1940 Act. Directors' fees of $250 per meeting are paid by each fund to each director who is not an inter-ested person of the fund. During 1996, each fund paid $1,250 in director's fees to each such director, plus out of pocket expenses to attend meetings. During 1996, the fund complex paid each of these directors aggregate fees of $13,750.

                                    Appendix

INVESTMENT POLICIES AND TECHNIQUES

OPTIONS AND FINANCIAL FUTURES TRADING
This discussion relates to the Bond, Growth and Income, Managed, Social Aware-ness and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The fund may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the fund's port-folio. The fund may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The fund would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous secu-rities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

A. In General. Put and call options are generally short-term contracts with durations of nine months or less. The investment advisor will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the fund's net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the fund in writing options is that the investment ad-visor's assumption about the price trend of the underlying security may prove inaccurate. If the fund wrote a put, expecting the price of a security to in-crease, and it decreases, or if the fund wrote a call, expecting the price to decrease but it increased, the fund could suffer a loss if the premium re-ceived in each case did not equal the difference between the exercise price and the market price.

B. Call Options. The fund may write only call options which are covered, meaning that the fund either owns the underlying security or has an abso-lute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the fund will not, before the expira-tion of a call option, permit the call to become uncovered. If the fund writes a call option, the purchaser of the option has the right to buy (and the fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the fund by the purchaser of the option is the premium. The fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the fund were to effect a closing purchase transaction through the purchase of an equivalent option on an exchange. The fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the fund is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Op-tions Clearing Corp. (OCC) and the various exchanges. The fund may not pur-chase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the fund for writing the option.

Generally, the investment advisor (the advisor) intends to write listed cov-ered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the fund's net asset value occasioned by such declines in market value. The advisor will generally not write listed covered call options when it anticipates that the market value of the fund's portfolio securities will increase.

If the advisor decides that at a price higher than the current value a portfo-lio security would be overvalued and should be sold, the fund may write a call option on the security at that price. Should the security subsequently reach that price and the option be exercised, the fund would, in effect, have in-creased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the fund would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in con-nection with sales of portfolio securities. If, in the judgment of the advi-sor, the market price of a security is overvalued and it should be sold, the fund may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the option will be ex-ercised, and the fund will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price

                                    Appendix
of the security at the time the call is written, the fund would, in effect, have increased the selling price of the security. The fund would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the fund, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying se-curity above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the fund as a call writer may be required to hold such securities until the expiration of the call option or until the fund engages in a closing pur-chase transaction at a price that may be below the prevailing market.

C. Put Options. The fund may also write put options. If the fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with re-spect to call options.

Writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves available for investment as a result of sales of fund shares or because the advisor believes a more defensive and less fully in-vested position is desirable in light of market conditions. If the fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the fund writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the fund for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the fund would have foregone an opportunity to purchase the secu-rity at a lower price, or the option might never be exercised.

If, before the exercise of a put, the advisor determines that it no longer wishes to invest in the security on which the put has been written, the fund may be able to effect a closing purchase transaction on an exchange by purchas-ing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the pre-mium received on writing the put option, and there is no guarantee that a clos-ing purchase transaction can be effected. The fund may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the fund as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the fund as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated ac-count with its custodian consisting of cash or short-term U.S. Government secu-rities equal in value to the amount which the fund will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the fund will be able to effect a closing transaction at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the fund are exercised, the fund's rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including bro-kerage commissions. The fund will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to pur-chases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

A. In General. The fund may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The fund may sell a futures contract or purchase a put option on that futures con-tract to protect the value of the fund's portfolio in the event the invest-ment advisor anticipates declining security prices. Similarly, if security prices are expected to rise, the fund may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained later, the fund is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The fund will not invest in futures contracts and options thereon if immedi-ately thereafter the amount committed to margins plus the amount paid or option premiums exceeds 5% of the fund's total assets. In addition the fund will not hedge more than 1/3 of its net assets.

                                    Appendix

B. Futures contracts. The fund may purchase and sell financial futures con-tracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the fund's portfolio or which the fund intends to purchase. The fund will engage in such transactions consistent with the fund's investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the fund. First, futures markets may be more liq-uid than the corresponding cash markets on the underlying securities. Such en-hanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transac-tion costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the fund's portfolio from fluctuation in asset value resulting from security price changes. Selling a futures contract has an effect similar to selling a portion of the fund's portfolio securities. If security prices were to decline, the value of the fund's futures contracts would increase, thereby keeping the net asset value of the fund from declining as much as it otherwise might have. In this way, sell-ing futures contracts acts as a hedge against the effects of declining prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when security prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio secu-rities at higher prices. By buying futures, the fund could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if prices had increased as expected, and the fund's cash position could be used to pur-chase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quali-ty, liquid securities called initial margin is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-mar-ket daily, with cash payments called variation margin being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to re-flect daily changes in the contract values.

Most futures contracts are typically canceled or closed out before the sched-uled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an off-setting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.

If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corre-sponding to the difference. That gain or loss will tend to offset the realized loss or gain on the hedged securities position, but may not always or com-pletely do so.

The fund will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the fund's total assets. The fund will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

C.Risks and limitations involved in futures hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures con-tract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the fund's securities portfolio diverges from the secu-rities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the investment advisor could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The fund intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the fund would continue to be required to make daily cash pay-ments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

                                    Appendix

Successful use of futures contracts by the fund is also subject to the ability of the investment advisor to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the fund will lose part or all of the ben-efit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising mar-ket. The fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest its cash in an or-derly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the fund and use of related transactions in options on futures contracts (discussed later) are subject to position limits, which are affected by the activities of the investment advisor.

The hours of trading of futures contracts may not conform to the hours during which the fund may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the 1940 Act are exempted from the definition of commodity pool operator in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the in-vestment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in (F.) With respect to long positions assumed by the fund, the fund will segregate with its custo-dian an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC) regulations equal to the market value of the futures con-tracts and thereby insure that the use of futures contracts is unleveraged. The fund will use futures in a manner consistent with these requirements.

D. Options on futures contracts. The fund only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is re-quired upon exercise to assume an offsetting futures position (which posi-tion may be a long or short position). Upon exercise of the option, the as-sumption of offsetting futures positions by the writer and holder of the op-tion will be accompanied by delivery of the accumulated balance in the writ-er's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or pur-chasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the fund's futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described previously.

E. Risks of futures transactions. The fund's successful use of futures con-tracts and options thereon depends upon the ability of its investment advi-sor to predict movements in the securities markets and other factors affect-ing markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the fund's exposure to loss, they may also limit the fund's potential for capital gains. For example, if the fund has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities in-crease instead, the fund will lose part or all of the benefit of the in-creased value of its securities because it will have offsetting losses in its futures positions. Although the fund will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

F. The fund also is authorized, subject to the limitations set out in the Pro-spectus, to purchase futures contracts on an unleveraged basis, when not in-tended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/or cash equivalents, equal to the total value of the contract (less mar-gin on deposit). As with

                                    Appendix
  other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can signifi-cantly decrease transaction costs to the funds in certain instances. For exam-ple, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the fund at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addi-tion, if this deposit had involved market-timing' and as a result there subse-quently were an oversized withdrawal, the fund could again suffer market disad-vantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The fund, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from fund objectives. Furthermore, as stated in (C.), price changes in a futures contract generally parallel price changes in the securi-ties that the fund might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the fund to comply with its objective while at the same time achieving these lower transaction costs.

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For funds (other than the Money Market Fund) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those funds buying and selling futures contracts and related options thereon, the futures contracts and op-tions are valued at their daily settlement price.

FOREIGN SECURITIES. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign ex-change or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund. There are more detailed explanations of these circum-stances in the SAI for the various funds. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and re-ceive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of de-posit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular fund during the term of the loan. The fund will maintain the incidents of ownership of the loaned secu-rities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the fund will receive interest on the amount of the loan. The loans will be terminable by the fund at any time and will not be made to any affiliates of the fund or the advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the advisor to be creditworthy.

                                    Appendix

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The funds may make short-term investments in repurchase agreements. A repur-chase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the fund and the resale price to the seller represents the interest earned by the fund which is unrelated to the coupon rate or maturity of the purchased se-curity. If the seller defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the col-lateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bank-ruptcy proceedings. The Board of Directors of the funds or its delegate will evaluate the creditworthiness of all entities, including banks and broker-deal-ers, with which they propose to enter into repurchase agreements. These trans-actions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular fund during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the fund involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a re-verse repurchase agreement is outstanding, the funds will maintain cash and ap-propriate liquid assets in a segregated custodial account to cover its obliga-tion under the agreement. The fund will enter into reverse repurchase agree-ments only with parties that the advisor or sub-advisor deems creditworthy. Re-verse repurchase agreements are considered to be borrowing transactions, and thus are subject to the fund's limitation on borrowing. Not every fund is au-thorized to enter into reverse repurchase agreements.

CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by Bankers Trust Co., 14 Wall Street, 4th Floor, New York, New York 10005. Bankers Trust agreed to act as custodian for each fund pursuant to a Custodian Agreement dated June 17, 1985 (March 10, 1986 for the Social Awareness Fund). It is anticipated that in the future the custodian for each of these funds will be changed to The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York, 11245. This change is not expected to re-sult in any material variation in the custodial services currently provided to these funds.

All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these funds pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three funds.

Under these Agreements, the respective custodians shall (1) receive and dis-burse money; (2) receive and hold securities; (3) transfer, exchange, or de-liver securities; (4) present for payment coupons and other income items, col-lect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the funds proxies, proxy statements, etc.

INDEPENDENT AUDITORS

Each fund's Board of Directors has engaged Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, to be the independent audi-tors for the fund. In addition to the audit of the 1996 financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and report-ing matters; and meetings with the Audit Committee.

FINANCIAL STATEMENTS

The financial statements for the funds are incorporated by reference to the funds' 1996 Annual Report. We will provide a copy of the Annual Report on re-quest and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (452-6265).

BOND AND COMMERCIAL PAPER RATINGS

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rat-
ing cate     -

                                    Appendix

gories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.
Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visu-alized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long-term risks appear somewhat larger than in Aaa securi-ties.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

STANDARD & POOR'S CORP.
AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and in-terest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, al-though they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay prin-cipal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as pre-dominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indi-cates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.
Moody's Commercial Paper ratings are opinions of the ability of issuers to re-pay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated is-suers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The fund will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.
A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Catego-ries, as follows:

 A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

                                    Appendix

 A - 1 this designation indicates that the degree of safety regarding timely payment is very strong.

 A - 2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not overwhelming as for issues designated A-1.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Gov-ernment include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a matu-rity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these secu-rities are supported by the full faith and credit of the U.S. Treasury (for ex-ample those issued by Export-Import Bank of the United States, Farmers Home Ad-ministration, Federal Housing Administration, Government National Mortgage As-sociation, Maritime Administration, Small Business Administration and The Ten-nessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under certain provisions of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated investment compa-nies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regu-lated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, pay-ments with respect to securities loans and gains from the sale or other dispo-sition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or for-ward contracts) derived with respect to its investing in such stocks, securi-ties, or currencies. In addition, to qualify as a regulated investment company each fund must derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months. In order to meet these requirements, a fund may be required to defer disposing of certain futures contracts and underlying securities beyond the time when it might oth-erwise be advantageous to do so. Specifically, these requirements may limit a fund's ability to (a) sell securities held for less than three months; (b) ef-fect closing transactions on futures contracts entered into less than three months previously; (c) enter into futures contracts for a period of less than three months; and (d) enter into futures contracts on securities held for less than the long-term capital gains holding period. Further, for purposes of the 30% test, increases (and decreases) in the value of positions that are part of a designated hedge (as defined in the code) are netted.

The Federal tax laws impose a 4% nondeductible excise tax on each regulated in-vestment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each fund intends to comply with such distribution require-ments or qualify under one or more exceptions, and thus does not expect to in-cur the 4% nondeductible excise tax.

Since the sole shareholder of each fund will be Lincoln Life, no discussion is stated herein as to the Federal income tax consequences at the shareholder lev-el.

The discussion of Federal income tax considerations in the Prospectus, in con-junction with the foregoing, is a general and abbreviated summary of the appli-cable provisions of the code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These inter-pretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the fund. State and local taxes vary.

                                    Appendix

STATE REQUIREMENTS

The California Department of Insurance has established the following guidelines for an underlying portfolio of a variable account. The funds intend to comply with these guidelines:

BORROWING

The borrowing limit for any fund is 33 1/3 percent of total assets. Entering into a reverse repurchase agreement shall be considered "borrowing" as that term is used herein.

FOREIGN INVESTMENTS -- DIVERSIFICATION

The diversification guidelines to be followed by international and global funds are as follows:

a. An international fund or a global fund is sufficiently diversified if it is invested in a minimum of three different countries at all times, and has invested no more than 50 percent of total assets in any one second-tier country and no more than 25 percent of total assets in any one third-tier country. First-tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second-tier countries are all countries not in the first or third tier. Third-tier countries are coun-tries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation.

b. A regional fund is sufficiently diversified if it is invested in a minimum of three countries. The name of the fund must accurately describe the fund.

c.  The name of a single country fund must accurately describe the fund.

d.  An index fund must substantially mirror the index.

DERIVATIVE TRANSACTIONS-DEFINITIONS

The Prospectus for each fund and the uniform Appendix for the Prospectus book-let discuss the type of derivative transactions in which the funds may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the Appendix:

OPTION. A contract which gives the fund the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated fu-ture date. If the contract allows the fund to buy securities, it is a call op-tion; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the fund would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular compa-ny.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the fund and another party agree to ex-change streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the fund to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the fund and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate in-dex to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

Related transactions to interest rate swaps:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain pro-tection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differ-ential times the principal amount times one-quarter.

b. Floor. A contract in which the seller agrees to pay to the purchaser, in re-turn for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed

                                    Appendix
  level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the fund to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the fu-ture. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the fund and another party agree on the interest rate to be paid on a notional deposit of specified matu-rity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or elim-inating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

This page was intentionally left blank.

                          PART C - OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits

     a) Financial Statements:

          (1)  Part A.
               ------

               The financial highlights of Lincoln National Equity-Income Fund, Inc. (the Fund) for the years ended December 31, 1996, 1995, 1994, 1993 are incorporated by reference to Pages 53-54 of the Fund's 1996 Annual Report.

               Part B.
               ------

               The following financial statements of the Fund are incorporated by reference to Pages 16-20, 42-52 and 55 of the Fund's 1995 Annual Report:

               - Statement of Net Assets -- December 31, 1996
               - Statement of Operations -- Year Ended December 31, 1996
               - Statements of Changes in Net Assets -- Years Ended December
                 31, 1996 and 1995
               - Notes to Funancial Statements -- December 31, 1996

               In total, only pages 16-20 and 42-55 of the Fund's Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

          (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.


     b) Exhibits:

           1   - Articles Supplementary

           5   - Sub-Advisory Agreement between Lincoln National Investment
                 Company and Fidelity Management Trust Company dated December 20, 1993

           6   - Specimen Agents Contract

           8   - Custody Fee Schedule

           9(d)- Services Agreement between Lincoln National Life
                 Insurance Company, Delaware Management Holding
                 Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996

          11   - Consent of Ernst & Young LLP, Independent Auditors

          17(a)- Financial Data Schedule

          19   - Memorandum Concerning Books and Records

                 We have no changes to report to Exhibits 2-5, 7, 10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-71158) including all amendments and/or post-effective amendments.

     Item 25.  Persons Controlled by or Under Common Control with Registrant

               See "Management of the Fund," "Purchase of Securities Being Offered," and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment to the Registration Statement, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and its Variable Life Account K, is the sole shareholder in the Fund.

               No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as
               Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

     Item 26.  Number of Holders of Securities

               As of April 1, 1997, there was one record holder of common stock, $.01 par value per share.

     Item 27.  See prior filings

     Item 28.  Business and Other Connections of Investment Adviser

               Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Fidelity Management Trust Co. ("Fidelity") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II Fidelity's Form ADV filed separately with the Commission (File No. 801-7884).

               The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and Fidelity are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of Fidelity's Form ADV.

               As of February 5, 1997, the officers and/or directors of the Investment Adviser held the following positions:



                                   Position,                   Other Substantial Business
                                   Investment                  Profession, Vocation or
      Name                         Adviser                     Employment; Address
      ----                         ----------                  --------------------------

David A. Berry                     Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc. and Lincoln
                                                               National Convertible Securities
                                                               Fund, Inc., Second Vice
                                                               President, Lincoln Life & Annuity
                                                               Company of New York, 200 East
                                                               Berry Street Fort Wayne, Indiana
                                                               46802

JoAnn E. Becker                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Dennis A. Blume                    Senior Vice President       200 East Berry Street,
                                   (formerly Executive         Fort Wayne, Indiana  46802
                                   Vice President) and
                                   Director

Anne E. Bookwalter                 Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Philip C. Byrde                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Steven R. Brody                    Senior Vice President       President and Director, Lincoln
                                   and Director (formerly      National Realty Corporation;
                                   Executive Vice              Vice President, The Lincoln
                                   President)                  National Life Insurance Company,
                                                               and Lincoln Advisor Funds, Inc.,
                                                               200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Patrick R. Chasey                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Garrett W. Cooper                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

David C. Fischer                   Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc.,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Luc N. Girard                      Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Donald P. Groover                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

William N. Holm, Jr.               Vice President              Vice President and Director,
                                                               Lincoln National Mezzanine Corporation,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Jennifer C. Hom                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

                                       Position,                          Other Substantial Business
                                       Investment                         Profession, Vocation or
     Name                              Adviser                            Employment; Address
     ----                              ----------                         -------------------------
John A. Kellogg                        Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Timothy H. Kilfoil                     Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence T. Kissko                     Vice President                     Vice President and Director,
                                       (Formerly Senior                   Lincoln National Realty
                                       Vice President)                    Corporation; Vice President,
                                                                          The Lincoln National Life
                                                                          Insurance Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Walter M. Korinke                      Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence M. Lee                        Vice President                     Vice President, Lincoln National
                                       (formerly Second                   Realty Corporation,
                                       Vice President)                    200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Harold F. McElraft Jr.                 Vice President                     Vice President and Chief
                                                                          Financial Officer, Lincoln
                                                                          National Investment Companies,
                                                                          Inc; Vice President and
                                                                          Treasurer, Lincoln National
                                                                          Income Fund, Inc., Lincoln
                                                                          National Convertible Securities
                                                                          Fund, Inc.,
                                                                          200 East Berry Street,
                                                                          Fort Wayne Indiana  46802

H. Thomas McMeekin                     President and                      President and Director, Lincoln National
                                       Director (formerly                 Convertible Securities Fund, Inc., Lincoln
                                       Executive Vice                     National Income Fund, Inc.; President,
                                       President, and Senior              Chief Executive Officer and Director,
                                       Vice President)                    Lincoln National Mezzanine Corporation;
                                                                          Executive Vice President and Chief
                                                                          Investment Officer, Lincoln National
                                                                          Corporation; Director, Delaware Management
                                                                          Holdings, Inc., Lincoln National (China) Inc.,
                                                                          Lincoln National (India) Inc., Lincoln National
                                                                          Investment Companies, Inc., Lincoln National
                                                                          Realty Corporation, Lynch & Mayer, Inc., Vantage
                                                                          Global Advisors, Lincoln National Life Insurance
                                                                          Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

Marybeth Montgomery                    Vice President                     Second Vice President,
                                                                          Lincoln National Realty
                                                                          Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

John David Moore                       Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Oliver H. G. Nichols                   Senior Vice President              Vice President, Lincoln
                                                                          National Realty Corporation,
                                                                          Lincoln National Life Insurance Company
                                                                          1300 South Clinton Street,
                                                                          Fort Wayne Indiana  46802

David C. Patch                         Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Joseph T. Pusateri                     Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Gregory E. Reed                        Vice President                     Second Vice President,
                                                                          Lincoln Life & Annuity Company of
                                                                          New York,
                                                                          200 East Berry Street
                                                                          Fort Wayne, Indiana,  46802

                           Position,                    Other Substantial Business
                           Investment                   Profession, Vocation or
     Name                  Adviser                      Employment; Address
     ----                  ----------                   --------------------------
Bill L. Sanders            Vice President

Roy D. Shimer              Assistant Vice President     200 East Berry Street, Fort
                           (formerly Vice President)    Wayne, Indiana 46802

Milton W. Shuey            Vice President               Vice President, Lincoln
                                                        Investment Management, Inc.,
                                                        200 East Berry Street, Fort
                                                        Wayne, Indiana 46802

Gerald M. Weiss            Vice President               200 East Berry Street, Fort
                           (formerly Second             Wayne, Indiana 46802
                           Vice President)

Janet C. Whitney           Vice President and           Vice President and Treasurer,
                           Treasurer                    The Financial Alternative, Inc.
                                                        Financial Alternative Resources, Inc.
                                                        Financial Choices, Inc.
                                                        Financial Investment Services, Inc.
                                                        Financial Investment Inc.
                                                        The Financial Resources Department
                                                        Investment Alternatives, Inc.
                                                        The Investment Center, Inc.
                                                        The Investment Group, Inc.
                                                        The Richard Leahy Corporation
                                                        Lincoln Financial Group, Inc.
                                                        Lincoln Life Improved Housing, Inc.
                                                        LNC Administrative Services Corporation
                                                        LNC Equity Sales Corporation
                                                        Lincoln National Aggressive Growth Fund, Inc.
                                                        Lincoln National Bond Fund, Inc.
                                                        Lincoln National Capital Appreciation Fund, Inc.
                                                        Lincoln National (China) Inc.
                                                        Lincoln National Corporation
                                                        Lincoln National Equity-Income Fund, Inc.
                                                        Lincoln National Global Asset Allocation Fund, Inc.
                                                        Lincoln National Growth and Income Fund, Inc.
                                                        Lincoln National Health & Casualty Insurance Company
                                                        Lincoln National (India) Inc.
                                                        Lincoln National Intermediaries, Inc.
                                                        Lincoln National International Fund, Inc.
                                                        The Lincoln National Life Insurance Company
                                                        Lincoln National Managed Fund, Inc.
                                                        Lincoln National Management Services, Inc.
                                                        Lincoln National Mezzanine Corporation
                                                        Lincoln National Money Market Fund, Inc.
                                                        Lincoln National Realty Corporation
                                                        Lincoln National Reassurance Company
                                                        Lincoln National Reinsurance Company (Barbados) Limited
                                                        Lincoln National Reinsurance Company Limited
                                                        Lincoln National Risk Management, Inc.
                                                        Lincoln National Social Awareness Fund, Inc.
                                                        Lincoln National Special Opportunities Fund, Inc.
                                                        Lincoln National Structured Settlement, Inc.
                                                        Lincoln National Variable Annuity Fund A
                                                        Old Fort Insurance Company, Ltd.
                                                        Personal Financial Resources, Inc.
                                                        Special Pooled Risk Administrators, Inc.
                                                        Underwriters & Management Services, Inc.
                                                        Treasurer and Assistant Secretary,
                                                             Lincoln National Foundation, Inc.

                                                        Treasurer,
                                                             Lincoln National Investment Companies, Inc.
                                                             Lincoln National Underwriting Services, Ltd.
                                                             Professional Financial Planning, Inc.; Assistant Treasurer,
                                                             First Penn-Pacific Life Insurance Company,
                                                             200 East Berry Street,
                                                             Fort Wayne, Indiana 46802

C. Suzanne Womack          Secretary                    Vice President and Assistant Secretary, Lincoln National
                                                        Corporation and The Lincoln National Life Insurance Company;
                                                        Secretary, Lincoln Advisor Funds, Inc.; Lincoln National
                                                        Aggressive Growth Fund, Inc.; Lincoln National Capital
                                                        Appreciation Fund, Inc. Lincoln National Equity-Income Fund,
                                                        Inc.; Lincoln National Growth Fund, Inc.; Lincoln National

                                              Position,                Other Substantial Business
                                              Investment               Profession, Vocation or
    Name                                      Adviser                  Employment; Address
    ----                                      ----------               --------------------------
C. Suzanne Womack (Con't)                                              International Fund, Inc.; Lincoln
                                                                       National Managed Fund, Inc.;
                                                                       Lincoln National Money Market
                                                                       Fund, Inc.; Lincoln National
                                                                       Putnam Master Fund; Lincoln
                                                                       National Social Awareness Fund,
                                                                       Inc.; Lincoln National Special
                                                                       Opportunities Fund, Inc.; Lincoln
                                                                       National Variable Annuity Fund A;
                                                                       Lincoln National Variable Annuity
                                                                       Fund B, 200 East Berry Street,
                                                                       Fort Wayne, Indiana 46802



     Item 29.  Principal Underwriters

               Not applicable.

     Item 30.  Location of Accounts and Records

               See Exhibit 19.

     Item 31.  Management Services

               Not applicable.

     Item 32.  Undertakings

               Registrant furnishes the following undertakings pursuant to the Securities Act of 1933 (the "Act"):

               (a) See prior filings.

               (b) See prior filings.

               (c) See prior filings.

               (d) The registrant undertakes to provide, without charge, a copy of the Fund's most recent Annual Report to any recipient of its prospectus who requests it.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 14th day of April, 1997.


                                          LINCOLN NATIONAL
                                          EQUITY INCOME FUND, INC.


                                          By /s/ Kelly D. Clevenger
                                             ----------------------------
                                             Kelly D. Clevenger
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                                      Date
---------                   -----                                      ----

/s/ Kelly D. Clevenger      Chairman of the Board                 April 14, 1997
----------------------      and President
Kelly D. Clevenger          (Principal Executive Officer)

*                           Director                              April 14, 1997
----------------------
John B. Borsch, Jr.

*                           Director                              April 14, 1997
----------------------
Stanley R. Nelson

*                           Director                              April 14, 1997
----------------------
Barbara S. Kowalczyk

*                           Director                              April 14, 1997
----------------------
Nancy L. Frisby

*                           Chief Accounting Officer              April 14, 1997
----------------------      (Principal Accounting Officer)
Lantz Mintch

/s/ Janet C. Whitney        Vice President and Treasurer          April 14, 1997
----------------------      (Principal Financial Officer)
Janet C. Whitney

*By /s/ Jeremy Sachs,     pursuant to a Power of Attorney filed with the initial
   -------------------    filing of this Registration Statement.
   Jeremy Sachs

                          Exhibit Index to Form N-1A
                          --------------------------

Exhibit Number    Description
--------------    -----------


1                 Articles Supplementary

5 Sub-Advisory Agreement between Lincoln National Investment Management Company and Fidelity Management Trust Company dated December 20, 1993

6                 Specimen Agents Contract

8                 Custody Fee Schedule

9(d) Services Agreement between Lincoln National Life Insurance Company, Delaware Management Holding Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996

11                Consent of Ernst & Young LLP,
                  Independent Auditors

17(a)             Financial Data Schedule

19                Memorandum Concerning Books
                  and Records